u:\osunkwo\govt485b.cvr
                                        Registration Nos. 2-91948
                                                         811-4061

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          21                   X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                          X

Amendment No.      22                                       X


           SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
       (Exact name of Registrant as specified in Charter)

         388 Greenwich Street, New York, New York 10013
      (Address of principal executive offices) (Zip Code)

                         (212) 723-9218
      (Registrant's telephone number, including Area Code)

                       Christina T. Sydor
                           Secretary

           Smith Barney Managed Governments Fund Inc.
                      388 Greenwich Street
                    New York, New York 10013
                          (22nd Floor)
            (Name and address of agent for service)

         Approximate Date of Proposed Public Offering:
    As soon as possible after this Post-Effective Amendment
                       becomes effective.

It is proposed that this filing will become effective:

      X              immediately  upon filing  pursuant  to  Rule
485(b)
                  on                             pursuant to Rule
485(b)
                 on                  pursuant to Rule 485(a)


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1995 was filed on September 29, 1995 on Accession Number 0000748826-95-000001.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF
1933(1)

                                          Proposed
                               Propose    Maximum
Title of         Proposed      d          Aggregate
Securities       Maximum       Maximum    Offering     Regist
Being            Offering      Aggrega    Price(3)     ration
Registered       Amount        te                      Fee
                 Being         Price
                 Registered    Per
                 (1)           Unit
                               (2)

Shares of
Common Stock     11,030,140    $12.86     $141,847,    $100
par value                                 600.40
$0.001
per share of
Smith Barney
Managed
Governments
Fund Inc.




(1) The shares being registered as set forth in this table are in addition to the indefinite number of shares of common stock which the Registrant has registered under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1995 was filed on September 29, 1995.

(2) Based on the Registrant's closing price of $12.86 on November 17, 1995 pursuant to Rule 457(d) under the 1933 Act and
Rule 24e-2(a) under the 1940 Act.

(3) In response to Rule 24e-2(b) under the 1940 Act: (1) the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 31,973,062 shares of common stock were redeemed by the Registrant during the fiscal year ended July 31, 1995; (3) 21,232,922 of such shares are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 10,740,140 shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).


           SMITH  BARNEY MANAGED GOVERNMENTS FUND INC.

                           FORM N-1A

                     CROSS REFERENCE SHEET

                    PURSUANT TO RULE 495(a)

Part A.
Item No.                     Prospectus Caption

1. Cover Page                     Cover Page

2. Synopsis                       Prospectus Summary

3. Condensed Financial Information          Financial Highlights;
                             The Fund's Performance

4.   General   Description  of  Registrant          Cover   Page;
Prospectus Summary;
                               Purchase   of  Shares;  Investment
Objective and
                               Management  Policies;   Additional
Information

5.  Management of the Fund              Management of  the  Fund;
Distributor;
                             Additional Information

6.  Capital Stock and Other Securities       Purchase of  Shares;
Dividends, Distributions
                             and Taxes; Additional Information

7.   Purchase  of  Securities               Purchase  of  Shares;
Valuation of Shares;
                               Redemption  of  Shares;   Exchange
Privilege;
                             Distributor; Additional Information

8.   Redemption  or  Repurchase             Purchase  of  Shares;
Redemption of Shares

9. Legal Proceedings                   Not Applicable
Part B                            Statement of
Item No.                     Additional Information Caption

10. Cover                         Cover Page

11. Table of Contents                     Table of     Contents

12.    General    Information                          Additional
Information    ; Distributor

13.  Investment Objectives and Policies      Investment Objective
and Management
                             Policies

14.  Management of the Fund             Management of  the  Fund;
Distributor

15. Control Persons and Principal      Management of the Fund
     Holders of Securities

16.  Investment  Advisory and Other Services  Management  of  the
Fund; Distributor

17.  Brokerage Allocation               Investment Objective  and
Management Policies

18.  Capital Stock and Other Securities      Purchase of  Shares;
Redemption of Share;
                             Taxes

19.  Purchase, Redemption and Pricing of     Purchase of  Shares;
Redemption of Shares;
        Securities   Being   Offered                 Distributor;
Valuation of Shares; Exchange Privilege

20. Tax Status                         Taxes

21. Underwriters                  Distributor

22. Calculation of Performance Data         Performance Data

23. Financial Statements               Financial Statements

SMITH BARNEY

Managed

Governments

Fund Inc.

NOVEMBER 29, 1995

                                                       PROSPECTUS
BEGINS ON PAGE ONE


LOGO
P R O S P E C T U S

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS                                           NOVEMBER 29,
1995


388 Greenwich Street
New York, New York 10013
(212) 723-9218

   Smith Barney Managed Governments Fund Inc. (the "Fund") is a diversified fund designed to provide investors with high current income consistent with liquidity and safety of capital. The Fund seeks to achieve this objective by investing in debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities (with empha-sis on mortgage-backed government securities) and by writing covered put and call options against certain of such securities. The Fund also may enter into certain other options and futures transactions for hedging purposes.

   This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

   Additional information about the Fund is contained in a Statement of Addi-tional Information dated November 29, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional
Information  has  been  filed with the  Securities  and  Exchange
Commission (the
"SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY  THE
SECURITIES AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION  NOR  HAS
THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
UPON THE
ACCURACY  OR  ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION  TO
THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Managed Governments Fund Inc.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           11
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   15
-------------------------------------------------
VALUATION OF SHARES                            23
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             24
-------------------------------------------------
PURCHASE OF SHARES                             25
-------------------------------------------------
EXCHANGE PRIVILEGE                             36
-------------------------------------------------
REDEMPTION OF SHARES                           40
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           41
-------------------------------------------------
PERFORMANCE                                    42
-------------------------------------------------
MANAGEMENT OF THE FUND                         43
-------------------------------------------------
DISTRIBUTOR                                    44
-------------------------------------------------
ADDITIONAL INFORMATION                         45
-------------------------------------------------

-----------------------------------------------------------------
---------------

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

-----------------------------------------------------------------
---------------

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY


   The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT   OBJECTIVE  The  Fund  is  an  open-end,  diversified
management invest-
ment  company  designed to provide investors  with  high  current income consistent
with  liquidity and safety of capital. The Fund seeks to  achieve its objective
by  investing in debt obligations of varying maturities issued or guaranteed by
the United States government or its agencies or instrumentalities
("U.S. gov-
ernment securities") and by writing covered put and call options.
The Fund's
portfolio  of U.S. government securities will consist principally of mortgage-
backed securities issued or guaranteed by the Government National
Mortgage
Association  ("GNMA"), the Federal National Mortgage  Association
("FNMA") and
the  Federal Home Loan Mortgage Corporation ("FHLMC").  The  Fund
may seek to
hedge against changes in the value of its portfolio securities by purchasing
options on securities and by purchasing and selling interest rate futures con-
tracts  and  related  options.  See  "Investment  Objective   and
Management Poli-
cies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


   Class B Shares. Class B shares are offered at net asset  value subject to a
maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual serv-ice fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that
Class  to have higher expenses and pay lower dividends than Class
A shares.

   Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of the Fund's shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

   Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

   In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

   Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

lates shareholders may qualify for reduced sales charges and  the shares are
subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

   Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribu-tion fees. The maximum purchase amount for Class A shares is $4,999,999, Class
B shares is $249,999 and Class C shares is $499,999. There is no maximum pur-chase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligi-ble for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and
Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

   Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


   See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH  BARNEY  401(K)  PROGRAM  Investors  may  be  eligible   to
participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a) of
the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collec-tively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating Plans. See "Purchase of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services Group, Inc.
("First Data"). See "Purchase of Shares."

INVESTMENT  MINIMUMS Investors in Class A, Class B  and  Class  C
shares may open
an account by making an initial investment of at least $1,000 for each account,
or  $250 for an individual retirement account ("IRA") or a  Self-
Employed Retire-
ment Plan. Investors in Class Y shares may open an account for an initial
investment of $5,000,000. Subsequent investments of at least  $50 may be made
for  all  Classes. For participants in retirement plans qualified under Section
403(b)(7)  or  Section 401(a) of the Code,  the  minimum  initial investment
requirement  for  Class A, Class B and Class  C  shares  and  the subsequent invest-
ment  requirement  for all Classes is $25.  The  minimum  initial investment
requirement  for  Class A, Class B and Class  C  shares  and  the subsequent invest-
ment   requirement  for  all  Classes  through   the   Systematic
Investment Plan
described below is $50. There is no minimum investment requirement in Class A for unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Smith Barney. See "Purchase of Shares."

SYSTEMATIC  INVESTMENT  PLAN  The  Fund  offers  shareholders   a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least
$50. See "Pur-
chase of Shares."

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


REDEMPTION OF SHARES Shares may be redeemed on each day  the  New
York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management  Inc.
("SBMFM")
serves as the Fund's investment adviser and administrator.  SBMFM provides
investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney Holdings
Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group
Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment
Services, Consumer Finance Services, Life Insurance Services  and
Property &
Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined, plus any applicable sales charge dif-ferential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid on the last Friday of each calendar month to shareholders of record as of three business days prior. Distributions of net realized long- and short-term capi-tal gains, if any, are declared and paid annually after the end of the fiscal year in which they are earned. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Fund's investment objective will be achieved. Historically, the yields pro-vided by mortgage-backed U.S. government securities have exceeded the yields on other types of U.S. government securities of comparable maturity. Thus, the

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

Fund's yield may at times be higher than that of mutual funds investing solely in other types of U.S. government securities. However, mortgage-backed U.S.
government securities may be less effective than other such securities as a means of "locking in" attractive long-term interest rates due to the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. In addition, the market values of the U.S. government securities held in the
Fund's portfolio--and, accordingly, the Fund's net asset value-- generally will vary inversely with changes in market interest rates, both declining when interest rates rise and rising when interest rates decline. Mortgage-backed
U.S. government securities, however, may have less potential for capital appreciation than other investments of comparable maturities due to the like-lihood of increased prepayments of mortgages as interest rates decline, while having comparable risk of decline in value during periods of rising rates. See
"Investment Objective and Management Policies."

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                                CLASS  A CLASS  B
CLASS C CLASS Y
-----------------------------------------------------------------
-------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
       (as  a  percentage of offering price)        4.50%    None
None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
       is  lower)                                  None*    4.50%
1.00%   None
-----------------------------------------------------------------
-------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
     Management  Fees                              0.65%    0.65%
0.65%   0.65%
      12b-1  Fees**                                0.25      0.75
0.70    None
      Other  Expenses+                              0.17     0.17
0.17    0.17
-----------------------------------------------------------------
-------------
   TOTAL  FUND  OPERATING EXPENSES                 1.07%    1.57%
1.52%   0.82%
-----------------------------------------------------------------
-------------

  * Purchases of Class A shares, which when combined with current holdings of
     Class  A shares offered with a sales charge, equal or exceed
$500,000 in
     the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
   + For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares because no Class Y shares had been purchased as of July 31, 1995.

   The sales charge and CDSC set forth in the above table are the maximum
charges  imposed on purchases or redemptions of Fund  shares  and investors may
actually  pay  lower  or  no  charges  depending  on  the  amount purchased and, in the
case  of Class B, Class C shares and certain Class A shares,  the length of time
the  shares are held and whether the shares are held through  the
Smith Barney
401(k)  Program.  See  "Purchase of Shares"  and  "Redemption  of
Shares." Smith
Barney receives an annual 12b-1 service fee of 0.25% of the value of average
daily  net  assets of Class A shares. Smith Barney also receives, with respect
to  Class B shares, an annual 12b-1 service fee of 0.75%  of  the value of the
average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For Class C shares, Smith Barney receives an annual
12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of

SMITH BARNEY
Managed Governments Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

 EXAMPLE

   The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and
"Management of the Fund."

                                               1  YEAR 3 YEARS  5
YEARS 10 YEARS*
-----------------------------------------------------------------
-------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
      Class   A.................................    $55       $78
$101     $170
      Class  B.................................      61        80
96      173
      Class  C.................................      25        48
83      181
      Class  Y.................................       8        26
46      101
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
      Class   A.................................    $55       $78
$101     $170
      Class  B.................................      16        50
86      173
      Class  C.................................      15        48
83      181
      Class  Y.................................       8        26
46      101
-----------------------------------------------------------------
-------------

  * Ten-year figures assume conversion of Class B shares to Class
A shares at
   the end of the eighth year following the date of purchase.

   The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-
TION  OF  PAST  OR  FUTURE EXPENSES AND ACTUAL  EXPENSES  MAY  BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY
Managed Governments Fund Inc.

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended July 31, 1995 has been audited
by  KPMG  Peat  Marwick LLP, independent auditors,  whose  report thereon
appears  in  the Fund's Annual Report dated July  31,  1995.  The following infor-
mation for the fiscal years ending July 31, 1990 through July 31,
1994 has
been audited by Coopers & Lybrand L.L.P. The following information for the fiscal years ended May 31, 1985 through May 31, 1989 has been audited by
Arthur Andersen & Co. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual
Report, which is incorporated by reference into the Statement of Additional
Information. No information is presented for Class Y shares because no Class Y shares were outstanding for the periods shown.

FOR  A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

                                YEAR         YEAR            YEAR
YEAR      YEAR
                               ENDED        ENDED           ENDED
ENDED     ENDED
                              7/31/95      7/31/94        7/31/93
7/31/92   7/31/91
-----------------------------------------------------------------
--------------
NET ASSET VALUE,
BEGINNING  OF PERIOD       $  12.50  $  13.29     $   12.88     $
12.09  $  12.13
-----------------------------------------------------------------
--------------
INCOME FROM OPERATIONS:
Net   investment   income          0.81        0.75          0.69
0.91      0.98
Net realized and
unrealized gain (loss)
on    investments                  0.10       (0.74)         0.61
0.87      0.07
-----------------------------------------------------------------
--------------
Total Income From
Operations                       0.91         0.01           1.30
1.78      1.05
-----------------------------------------------------------------
--------------
Less Distributions From:
   Net   investment  income        (0.74)     (0.57)       (0.65)
(0.91)    (0.98)
 Overdistribution of net
   investment   income              --       (0.04)        (0.01)
--        --
 Net realized capital
    gains                           --          --             --
--        --
 Overdistribution of net
   realized  capital  gains         --         --          (0.23)
--        --
    Capital                       (0.04)      (0.19)           --
(0.08)    (0.11)
-----------------------------------------------------------------
--------------
Total   Distributions            (0.78)      (0.80)        (0.89)
(0.99)    (1.09)
-----------------------------------------------------------------
--------------
NET ASSET VALUE, END OF
PERIOD                     $   12.63  $  12.50    $   13.29     $
12.88  $  12.09
-----------------------------------------------------------------
--------------
Total   Return++                  7.67%       0.08%        10.43%
15.25%     9.02%
-----------------------------------------------------------------
--------------
 Net Assets, End of
   Period   (000's)             $528,533   $371,086      $462,703
$488,515  $474,305
-----------------------------------------------------------------
--------------
RATIOS TO AVERAGE NET
ASSETS:
   Expenses                      1.07%      1.03%**       0.99%**
0.82%     0.82%
   Net   investment  income         6.57%      5.60%        5.35%
7.23%     8.12%
-----------------------------------------------------------------
--------------
PORTFOLIO   TURNOVER  RATE         292%        236%          436%
426%      365%
-----------------------------------------------------------------
--------------

** The operating expense ratios exclude interest expense. The operating expense ratios including interest expense would have been 1.22% and 1.00%
   for the years ended July 31, 1994 and 1993, respectively.
  ++ Total return represents aggregate total return for the periods indicated
   and does not reflect any applicable sales charges.

SMITH BARNEY
Managed Governments Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR  A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

                             YEAR      YEAR      YEAR        YEAR
YEAR       PERIOD
                            ENDED     ENDED     ENDED       ENDED
ENDED       ENDED
                           7/31/90   7/31/89   7/31/88    7/31/87
7/31/86    7/31/85(1)
-----------------------------------------------------------------
----------------------------
NET ASSET VALUE,
BEGINNING  OF  PERIOD        $  12.19   $   12.04   $   12.62   $
13.32  $    13.03  $    12.35
-----------------------------------------------------------------
----------------------------
INCOME FROM OPERATIONS:
Net    investment   income           1.07        0.96        1.09
1.11        1.34        1.23
Net realized and
unrealized gain/(loss)
on investments and
futures    contracts              (0.03)       0.26        (0.56)
(0.36)       0.38        0.71
-----------------------------------------------------------------
----------------------------
Total Income from
Operations                       1.04          1.22          0.53
0.75        1.72        1.94
-----------------------------------------------------------------
----------------------------
LESS DISTRIBUTIONS FROM:
   Net   investment  income        (1.07)      (0.96)      (1.09)
(1.11)      (1.34)      (1.23)
 Overdistribution of net
 investment income             --        --        --          --
--          --
 Net realized capital
    gains                            --          --        (0.01)
(0.34)      (0.09)      (0.03)
 Overdistribution of net
 realized capital gains        --        --        --          --
--          --
 Capital                     (0.03)    (0.11)    (0.01)        --
--          --
-----------------------------------------------------------------
----------------------------
Total    Distributions            (1.10)      (1.07)       (1.11)
(1.45)      (1.43)      (1.26)
-----------------------------------------------------------------
----------------------------
NET ASSET VALUE, END OF
PERIOD                     $   12.13   $   12.19   $   12.04    $
12.62  $    13.32  $    13.03
-----------------------------------------------------------------
----------------------------
TOTAL    RETURN++                  9.01%      10.62%        4.43%
5.69%      13.81%      16.33%+++
 Net Assets, End of
    Period   (000's)             $511,867    $621,752    $871,468
$1,366,998  $1,435,923  $1,082,285
-----------------------------------------------------------------
----------------------------
RATIOS TO AVERAGE NET
ASSETS:
    Expenses                       0.81%       0.81%        0.77%
0.78%       0.79%       0.87%+
   Net   investment  income         8.87%       8.12%       8.98%
8.35%       9.98%      11.23%+
-----------------------------------------------------------------
----------------------------
PORTFOLIO   TURNOVER   RATE          163%         51%        288%
241%        136%         83%
-----------------------------------------------------------------
----------------------------

(1)  For  the  period  from September 4,  1984  (commencement  of operations) to July
    31, 1985.
+   Annualized.
+++   Total   return  is  not  annualized  as  it  may   not   be
representative of the total
    return for the year.
++   Total  return  represents aggregate  total  return  for  the periods indicated and
    does not reflect any applicable sales charges.

SMITH BARNEY
Managed Governments Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR  A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

                                                 YEAR        YEAR
PERIOD
                                                ENDED       ENDED
ENDED
                                              7/31/95     7/31/94
7/31/93(1)
-----------------------------------------------------------------
--------------
NET  ASSET VALUE, BEGINNING OF PERIOD        $  12.50   $   13.29
$  12.64
-----------------------------------------------------------------
--------------
INCOME FROM OPERATIONS:
Net  investment income                            0.75       0.69
0.47
Net realized and unrealized gain/(loss) on
investments                                      0.09      (0.75)
0.75
-----------------------------------------------------------------
--------------
Total  Income From Operations                    0.84      (0.06)
1.22
-----------------------------------------------------------------
--------------
LESS DISTRIBUTIONS FROM:
  Net  investment income                         (0.67)    (0.52)
(0.40)
  Overdistribution of net investment income       --       (0.04)
(0.01)
 Overdistribution of net realized capital
   gains                                            --         --
(0.16)
  Capital                                       (0.04)     (0.17)
--
-----------------------------------------------------------------
--------------
Total  Distributions                            (0.71)     (0.73)
(0.57)
-----------------------------------------------------------------
--------------
NET  ASSET VALUE, END OF PERIOD              $  12.63   $   12.50
$  13.29
-----------------------------------------------------------------
--------------
TOTAL  RETURN++                                  7.04%    (0.46)%
9.92%+++
  Net  Assets, End of Period (000's)          $132,882   $389,383
$474,093
-----------------------------------------------------------------
--------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                       1.57%     1.55%**
1.62%**+
  Net  investment income                          6.07%     5.08%
4.72%+
-----------------------------------------------------------------
--------------
PORTFOLIO  TURNOVER RATE                          292%       236%
436%
-----------------------------------------------------------------
--------------

(1) For the period from November 6, 1992 (inception date) to July
31, 1993.
**   The  operating expense ratios exclude interest expense.  The operating
     expense  ratios including interest expense would  have  been
1.74% and 1.63%
     for  the  year ended July 31, 1994 and for the period  ended
July 31, 1993,
    respectively.
+   Annualized.
+++   Total   return  is  not  annualized  as  it  may   not   be
representative of the total
    return for the year.
++   Total  return  represents aggregate  total  return  for  the periods indicated
    and does not reflect any applicable sales charge.

SMITH BARNEY
Managed Governments Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR  A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

                                                  YEAR       YEAR
PERIOD
                                                  ENDED     ENDED
ENDED
                                                7/31/95   7/31/94
7/31/93(1)
-----------------------------------------------------------------
--------------
NET  ASSET  VALUE, BEGINNING OF PERIOD           $12.50    $13.29
$13.18
-----------------------------------------------------------------
--------------
Income From Operations:
Net  investment income                             0.76      0.69
0.07
Net realized and unrealized gain/(loss) on
investments                                       0.08     (0.75)
0.09
-----------------------------------------------------------------
--------------
Total  Income From Operations                     0.84     (0.06)
0.16
-----------------------------------------------------------------
--------------
LESS DISTRIBUTIONS FROM:
  Net  investment income                          (0.67)   (0.52)
(0.03)
  Overdistribution of net investment income        --      (0.04)
--
 Overdistribution of net realized capital
   gains                                             --        --
(0.02)
 Capital                                        (0.04)   (0.17)
-----------------------------------------------------------------
--------------
Total  Distributions                             (0.71)    (0.73)
(0.05)
-----------------------------------------------------------------
--------------
NET  ASSET  VALUE, END OF PERIOD                 $12.63    $12.50
$13.29
-----------------------------------------------------------------
--------------
TOTAL  RETURN++                                   7.04%   (0.46)%
1.25%+++
-----------------------------------------------------------------
--------------
  Net  Assets, End of Period (000's)             $  299   $    72
$   12
-----------------------------------------------------------------
--------------
RATIOS TO AVERAGE NET ASSETS:
 Ratio of operating expenses to average net
 assets                                          1.52%    1.58%**
1.55%**+
 Ratio of net investment income to average net
  assets                                          6.12%     5.05%
4.80%+
-----------------------------------------------------------------
--------------
Portfolio  Turnover Rate                           292%      236%
436%
-----------------------------------------------------------------
--------------

  (1)  For the period from June 29, 1993 (inception date) to July
31, 1993.
**    The operating expense ratios exclude interest expense.  The operating
      expense  ratios including interest expense would have  been
1.76% and 1.56%
      for  the year ended July 31, 1994 and for the period  ended
July 31, 1993,
     respectively.
  +  Annualized.
  +++  Total  return represents aggregate total  return  for  the periods indicated and
         does not reflect any applicable sales charge.
   ++   Total  return  is  not  annualized  as  it  may  not   be
representative of the
     total return for the year.

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

   The investment objective of the Fund is to provide investors with high cur-rent income consistent with liquidity and safety of capital. This objective may not be changed without the approval of the holders of a majority of the
Fund's shares. There can be no assurance that the Fund will achieve its investment objective.

   The  Fund  invests  substantially all of its  assets  in  U.S.
government securi-
ties  and,  under normal circumstances, the Fund is  required  to invest at least
65%  of  its  assets in such securities. The Fund's portfolio  of
U.S. government
securities   consists  primarily  of  mortgage-backed  securities
issued or guaran-
teed  by  GNMA,  FNMA  and FHLMC. Assets  not  invested  in  such mortgage-backed
securities  are invested primarily in direct obligations  of  the
United States
Treasury,  such  as Treasury Bills, Treasury Notes  and  Treasury
Bonds ("U.S.
Treasury  Securities"),  and  other U.S.  government  securities.
Obligations
issued by U.S. government agencies and instrumentalities include:
obligations
that  are  supported by the full faith and credit of  the  United
States, such as
GNMA   certificates  and  obligations  of  the  General  Services
Administration and
Federal Maritime Administration; securities that are supported by the right of the issuer to borrow from the United States Treasury, such as securities of
Federal Home Loan Banks and others; and securities that are supported only by the credit of the instrumentality, such as FNMA and FHLMC certificates.
Because the United States government is not obligated by law to provide sup-port to an instrumentality that it sponsors, the Fund invests in obligations issued by such an instrumentality only when SBMFM determines that the credit risk with respect to the instrumentality does not make its securities unsuit-able for investment by the Fund.

   The GNMA certificates in which the Fund will invest will be of the "modified pass-through" type, which means that the scheduled monthly interest and prin-cipal payments related to mortgages in the pool backing the certificates will be "passed-through" to investors. Timely payment of principal and interest on
GNMA certificates is guaranteed by GNMA and backed by the full faith and credit of the United States, but market value and yield are not guaranteed.

   Mortgage participation certificates issued by FHLMC  and  FNMA generally rep-
resent  ownership interests in a pool of fixed-rate  conventional mortgages.
Timely payment of principal and interest on these certificates is guaranteed
solely  by  the  issuer  of the certificates.  FHLMC  is  a  U.S.
government-created
entity  controlled  by the Federal Home Loan  Banks.  FNMA  is  a government-chart-
ered corporation owned entirely by private stockholders, which is subject to
general  regulation  by  the  Secretary  of  Housing  and   Urban
Development.

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


    Mortgage-backed U.S. government securities differ from conventional bonds in that principal is paid back to the certificate holder over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the under-lying mortgages, which will cause the maturity of and realized yield on spe-cific GNMA, FNMA and FHLMC certificates to vary based on the prepayment expe-rience of the underlying pool of mortgages. The Fund will reinvest all pay-ments and unscheduled prepayments of principal in additional GNMA, FNMA and
FHLMC certificates or other U.S. government securities (which may have lower interest rates than the balance of the obligations held by the
Fund), and will
distribute the interest to shareholders in the form of monthly dividends.

   To the extent that they are purchased at par or at a discount,
GNMA certifi-
cates  offer  a  high  degree of safety of  principal  investment because of the
GNMA guarantee, and other mortgage-backed U.S. government securities also are believed to offer significant safety of principal investment. If the Fund buys mortgage-backed U.S. government securities at a premium, however, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

   The  composition and weighted average maturity of  the  Fund's portfolio will
vary  from  time  to  time, based upon the determination  of  the
Fund's management
of  how best to further the Fund's investment objective. The Fund may invest in
U.S.   government  securities  of  all  maturities:   short-term,
intermediate-term
and long-term. The Fund may invest without limit in securities of any issuer
of  U.S. government securities, and may invest up to an aggregate of 15% of its
total assets in securities with contractual or other restrictions on resale
and  other instruments that are not readily marketable  (such  as repurchase
agreements with maturities in excess of seven days). The Fund may invest up to
5%  of its net assets in U.S. government securities for which the principal
repayment  at maturity, while paid in U.S. dollars, is determined by reference
to  the exchange rate between the U.S. dollar and the currency of one or more
foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk. The Fund also is authorized to borrow in an amount of up to
10% of its total assets under unusual or emergency circumstances, including

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

when  necessary to meet redemptions, and to pledge its assets  to the same
extent  in  connection with such borrowings. When SBMFM  believes that market
conditions  warrant,  the  Fund  may,  for  temporary   defensive
purposes and without
limitation, invest in short-term instruments including certificates of deposit of domestic banks and repurchase agreements involving U.S. government securi-ties. Repurchase agreements also may be used as one of the Fund's normal investment techniques.

 ADDITIONAL INVESTMENTS

  In attempting to achieve its investment objective, the Fund may employ, among others, the following portfolio strategies:

   Writing Options. The Fund may from time to time write covered put and call options on U.S. government securities in its portfolio. The Fund will realize a fee (referred to as a "premium") when it writes an option. The Fund will only write covered put and call options, which means that for so long as the
Fund remains obligated as the writer of the option it will, in the case of a call option, continue to own the underlying security and, in the case of a put option, maintain an amount of cash or high-grade liquid debt securities in a segregated account equal to the exercise price of the option. A put option embodies the right of its purchaser to compel the writer of the option to pur-chase from the optionholder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

   Upon the exercise of a put option, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option, the Fund may suffer a loss equal to the excess of the security's mar-ket value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option. The Fund ordinarily will write only covered put and call options for which a secondary market exists on a national securities exchange or in the over-the-counter market.

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  In order to realize a profit, to prevent an underlying security from being
called  or to unfreeze an underlying security (thereby permitting its sale or
the writing of a new option on the security prior to the option's expiration),
the  Fund may engage in a closing purchase transaction. The  Fund will incur a
loss  if  the  cost  of  the closing purchase  transaction,  plus transaction costs,
exceeds the premium received upon writing the original option. To effect a
closing  purchase transaction, the Fund would purchase, prior  to the exercise of
an  option  that it has written, an option of the same series  as that on which it
desires  to  terminate its obligation. There can be no  assurance that the Fund
will  be able to effect a closing purchase transaction at a  time when it wishes
to  do  so.  The  obligation of the Fund to purchase  or  deliver securities, respec-
tively,  upon the exercise of a covered put or call option  which it has written
terminates   upon   the  effectuation  of  a   closing   purchase
transaction.

    Purchasing Options. By purchasing put options on U.S. government securities, the Fund seeks to limit the risk of loss from a decline in the market value of the underlying securities in its investment portfolio. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transac-tion costs, unless the put option is sold at a profit before expiration in a closing sale transaction.

   By buying call options on U.S. government securities the Fund could acquire the underlying securities at prices that avoid any additional costs resulting from substantial increases in the market value of securities at any time during the option period. At times, the net cost of acquiring securities in this man-ner may be less than the cost of acquiring the securities directly.

   The Fund may (a) enter into closing transactions with respect to put and call options that it purchases, (b) exercise the options or (c) permit the options to expire. Profit or loss from a closing transaction will depend on whether the amount that the Fund receives on the transaction is more or less than the pre-mium paid for the option plus any related transaction costs.

   Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions on U.S. government securities with certain member banks of the Federal
Reserve  System  and with certain dealers on the Federal  Reserve
Bank of New
York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a rela-tively short period (usually not more than one week) subject to an obligation of

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. SBMFM, acting under the supervision of the Fund's Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

   When-Issued  Securities and Delayed-Delivery Transactions.  In
order to secure
yields  or prices deemed advantageous at the time, the  Fund  may purchase U.S.
government  securities on a when-issued basis or may purchase  or sell U.S. gov-
ernment  securities  for delayed delivery. In  such  transactions delivery of the
securities  occurs beyond the normal settlement periods,  but  no payment or
delivery  is  made  by the Fund prior to the actual  delivery  or payment by the
other  party to the transaction. The Fund will not accrue  income with respect to
a  when-issued or delayed-delivery security prior to  its  stated
delivery date.
The  Fund  will establish a segregated account with its custodian
PNC Bank,
National  Association ("PNC") consisting of cash, U.S. government securities or
other  liquid securities in an amount equal to the amount of  the
Fund's when-
issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have the effect of leveraging the Fund's net assets.

  Lending of Portfolio Securities. The Fund is authorized to lend securities
that   it   holds   to  brokers,  dealers  and  other   financial
organizations. These
loans,  if  and when made, may not exceed 33 1/3% of  the  Fund's assets taken at
value.  The Fund's loans of securities will be collateralized  by cash, letters
of  credit  or U.S. government securities that are maintained  at all times in a
segregated  account with the Fund's custodian  in  an  amount  at least equal to
100%  of  the  current market value of the loaned securities.  By lending its port-
folio  securities,  the  Fund will seek  to  generate  income  by continuing to
receive interest on the loaned securities, by investing the  cash collateral in
short-term  instruments or by obtaining  yield  in  the  form  of interest paid by
the  borrower  when  U.S.  government  securities  are  used   as
collateral.

   Forward Roll Transactions. In order to enhance current income, the Fund may invest up to 30% of its assets in forward roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Fund sells a mortgage security to a financial institu-

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

tion, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agree-ments, and the income from these investments, together with any additional fee income received on the sale will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time that the Fund enters into a forward roll transaction, it will place in a segregated custodial account cash,
U.S. government securities or high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently mon-itor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by the Fund.

   Interest  Rate Futures Contracts and Options on  Futures.  The
Fund will enter
into  interest rate futures contracts solely for the  purpose  of hedging against
changes  in  the  value  of  its  portfolio  securities  due   to
anticipated changes in
interest  rates  and market conditions and not  for  purposes  of speculation. An
interest  rate futures contract provides for the future  sale  by one party and
the  purchase  by  the  other party of  a  certain  amount  of  a specified financial
instrument (debt security) at a specified price, date,  time  and place. The Fund
may enter into futures contracts and options on futures contracts
(a) without
limit  for bona fide hedging purposes and (b) for other purposes, provided the
aggregate initial margin deposits and premiums do not exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents equal to the market value of the underlying commodity set aside in a segregated account with the Fund's custodian.

   The Fund may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates, and may purchase call options on interest rate futures contracts when it believes that inter-

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

est rates will decline, in anticipation of purchases of portfolio securities at a higher price, but may not enter into these transactions for purposes of speculation. The Fund will write put or call options on interest rate futures contracts as part of closing purchase transactions to terminate its option positions, although there is no guarantee that such closing transactions can be effected. The Fund may write put and call options on interest rate futures contracts other than as a part of closing sale transactions, in order to increase its ability to hedge against the effect of changes in interest rates.
The Fund will write put and call options only on interest rate futures con-tracts which are traded on a domestic exchange or board of trade. A call option gives the purchaser of such option the right to buy (assume a long position) and obliges the Fund as its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expira-tion date of the option. A purchaser of a put option has the right to sell
(assume a short position), and obliges the Fund as the writer to buy, such contract at the exercise price during the option period.

 CERTAIN RISK CONSIDERATIONS

   Historically,  the  yields provided  by  mortgage-backed  U.S.
government securi-
ties  have  exceeded the yields on other types of U.S. government securities of
comparable  maturity.  Thus, the Fund's yield  may  at  times  be higher than that
of   mutual  funds  investing  solely  in  other  types  of  U.S.
government-securities.
However, mortgage-backed U.S. government securities may  be  less effective than
other  U.S.  government  securities as a means  of  "locking  in"
attractive long-
term  interest  rates due to the need to reinvest prepayments  of principal gen-
erally and the possibility of significant unscheduled prepayments resulting
from declines in mortgage interest rates. In addition, the market values of
the U.S. government securities held in the Fund's portfolio--and, accordingly,
the  Fund's  net asset value--generally will vary inversely  with changes in mar-
ket  interest rates, both declining when interest rates rise  and rising when
interest   rates   decline.   Mortgage-backed   U.S.   government
securities, however,
may  have  less  potential  for capital appreciation  than  other investments of
comparable maturities due to the likelihood of increased prepayments of mort-gages as interest rates decline, while having comparable risk of decline in value during periods of rising rates.

  The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

available in the market on the delivery date may be greater than those obtained in the sale transaction.

   Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a pos-sible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

  The risks associated with lending portfolio securities, as with other exten-
sions  of  credit,  consist of possible loss  of  rights  in  the collateral should
the  borrower fail financially. Forward roll transactions involve the risk that
the  market value of the securities sold by the Fund may  decline below the
repurchase price of the securities. Forward roll transactions are considered
borrowings by the Fund. Although investing the proceeds of  these borrowings in
repurchase agreements or money market instruments may provide the
Fund with the
opportunity  for  higher  income, this leveraging  practice  will increase the
Fund's exposure to capital risk and higher current expenses.  Any income earned
from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause the Fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause the Fund's net asset value per share to decrease faster than would otherwise be the case.

   There are several risks in connection with the use of futures contracts and options on futures contracts as a hedging device. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates. There can be no assurance that there will be a correlation between price movements in the securities underlying the interest rate futures or options thereon, on the one hand, and price movements in the Fund's portfolio securities which are the subject of the hedge, on the other hand. In addition, the Fund's transactions in futures contracts or put or call options on them will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The potential loss related to the purchase of an option on an interest rate futures contract is limited to the premium paid for the option. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on

SMITH BARNEY
Managed Governments Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

which they were entered into, and there can be no assurance that an active market will exist or be maintained or that closing transactions can be effect-ed. Losses incurred in hedging transactions and the costs of these transac-tions will affect the Fund's performance.

 PORTFOLIO TURNOVER

   Under certain market conditions the Fund may experience high portfolio turnover as a result of investment strategies. For example, the exercise of a substantial number of options written by the Fund and the purchase or sale of securities in anticipation of a rise or decline in interest rates could result in high portfolio turnover. Short-term gains realized from portfolio transac-tions are taxable to shareholders as ordinary income. The Fund will not con-sider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

   Further  information  about  the Fund's  investment  policies, including a list
of those restrictions on its investment activities that cannot be changed
without  shareholder  approval,  appears  in  the  Statement   of
Additional Informa-
tion.

VALUATION OF SHARES


   The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

   Generally,  the Fund's investments are valued at market  value or, in the
absence of a market value with respect to any securities, at fair value as
determined  by  or  under the direction of the  Fund's  Board  of
Directors. Short-
term  investments that mature in 60 days or less  are  valued  at amortized cost
whenever  the  Directors determine that amortized  cost  reflects fair value of
those  investments. Amortized cost valuation involves valuing  an instrument at
its cost initially and, thereafter, assuming a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the Statement of Addi-tional Information.

SMITH BARNEY
Managed Governments Fund Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

   The Fund declares dividends from its net investment income (that is, income other than net realized long- and short-term capital gains) monthly; dividends ordinarily will be paid on the last Friday of each month to shareholders of record as of the preceding Tuesday. Any net realized gains, after utilization of capital loss carryforwards, will be distributed at least annually, and net realized short-term capital gains (including short-term capital gains from options transactions, if any) may be paid more frequently, with the distribu-tion of dividends from net investment income.

   If  a  shareholder does not otherwise instruct, dividends  and capital gain
distributions  will  be  reinvested automatically  in  additional shares of the
same  Class  at  net asset value, subject to no sales  charge  or
CDSC. Dividends
and  distributions are treated the same for tax purposes  whether taken in cash
or  reinvested in additional shares. The per share  dividends  on
Class B and
Class C shares may be lower than the per share dividends on Class
A and Class
Y  shares  principally  as  a result  of  the  distribution  fees applicable with
respect to Class B and Class C shares. The per share dividends on
Class A
shares  of the Fund may be lower than the per share dividends  on
Class Y shares
principally as a result of the service fee applicable to Class  A shares. Dis-
tributions  of capital gains, if any, will be in the same  amount for Class A,
B,  C  and  Y shares. In addition, as determined by the Board  of
Directors, dis-
tributions of the Fund may include a return of capital. Shareholders will be notified of the amount of any distribution that represents a return of capi-tal. In order to comply with a calendar year distribution requirement under the Code, it may be necessary for the Fund to make distributions at times other than those set forth above.

 TAXES

   The Fund has qualified and intends to continue to qualify each year as a
regulated investment company under the Code. Dividends paid  from net invest-
ment  income and distributions of net realized short-term capital gains are
taxable  to  shareholders as ordinary income, regardless  of  how long sharehold-
ers  have  held their Fund shares and whether such dividends  and distributions
are  received  in cash or reinvested in additional  Fund  shares.
Distributions of
net   realized  long-term  capital  gains  will  be  taxable   to
shareholders as long-
term capital gains, regardless of how long shareholders have held
Fund shares
and  whether  such  distributions are received  in  cash  or  are reinvested in addi-
tional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemp-

SMITH BARNEY
Managed Governments Fund Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

tion of Fund shares will be a long-term capital gain or loss if the share-holder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. The Fund's dividends and distributions will not qualify for the Federal dividends-received deduction for corporations. Some states, if certain assets and diversification requirements are met, permit shareholders to treat their portions of a fund's dividends that are attributable to interest on U.S. Trea-sury Securities and certain U.S. government securities as income that is exempt from state and local income taxes.

  Statements as to the tax status of each shareholder's dividends and distri-
butions  are mailed annually. These statements will, among  other things, tell
shareholders the portion of their dividends that are attributable to U.S.
Treasury Securities and specific types of U.S. government securities. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year.

   Shareholders should consult their tax advisors with specific reference to their own tax situations and about the status of the Fund's dividends and dis-tributions for state and local tax liabilities, particularly regarding the consequences of investing in the Fund under state and local laws generally, and to determine whether dividends paid by the Fund that represent interest derived from U.S. government securities are exempt from any otherwise applica-ble state or local income taxes.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors
with  an initial sales charge and Class B and Class C shares  are sold without
an  initial  sales charge but are subject to a CDSC payable  upon certain redemp-
tions. Class Y shares are sold without an initial sales charge or a CDSC and
are   available  only  to  investors  investing  a   minimum   of
$5,000,000. See "Pro-
spectus Summary -- Alternative Purchase Arrangements" for a discussion of fac-tors to consider in selecting which Class of shares to purchase.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


   Purchases  of  Fund  shares must be made through  a  brokerage account maintained
with  Smith  Barney.  Shares may also  be  purchased  through  an
Introducing Broker
or  an  investment  dealer  in the selling  group.  In  addition, certain investors,
including qualified retirement plans and certain other institutional invest-ors, may purchase shares of the Fund directly through First Data. When pur-chasing shares of the Fund, investors must specify whether the purchase is for
Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

   Investors in Class A, Class B and Class C shares may  open  an account by mak-
ing an initial investment of at least $1,000 for each account, or
$250 for an
IRA  or  Self-Employed Retirement Plan in the Fund. Investors  in
Class Y shares
may   open  an  account  by  making  an  initial  investment   of
$5,000,000. Subsequent
investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the
Code, the minimum initial investment requirement for Class A, Class B, Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial invest-ment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiar-ies, including Smith Barney, unitholders who invest distributions from a UIT sponsored by Smith Barney, and Directors of the Fund and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend offering of shares from time to time. Shares purchased will be held in the shareholder's account by the
Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

   Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day
(the "settlement date") after the trade date.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 SYSTEMATIC INVESTMENT PLAN

   Shareholders may make additions to their accounts at any  time by purchasing
shares through a service known as the Systematic Investment Plan.
Under the
Systematic  Investment  Plan,  Smith  Barney  or  First  Data  is
authorized through
preauthorized transfers of $50 or more to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First
Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Bar-ney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

   The sales charges applicable to purchases of Class A shares of the Fund are as follows:


                               SALES CHARGE
                      ------------------------------     DEALERS'
       AMOUNT OF            % OF           % OF       REALLOWANCE
AS %
       INVESTMENT      OFFERING PRICE AMOUNT INVESTED OF OFFERING
PRICE
-----------------------------------------------------------------
-----
  Less than $25,000        4.50%          4.71%            4.05%
  $ 25,000 - 49,999        4.00           4.17             3.60
    50,000 - 99,999        3.50           3.63             3.15
   100,000 - 249,999       2.50           2.56             2.25
   250,000 - 499,999       1.50           1.52             1.35
   500,000 and over         *               *                *
-----------------------------------------------------------------
-----

* Purchases of Class A shares, which when combined with current holdings of
   Class  A  shares offered with a sales charge, equal or  exceed
$500,000 in the
   aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of  purchase. The CDSC on Class A shares is payable  to  Smith
Barney, which
   compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class
C shares is
   waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

   Purchases  of  Class A shares may be made at net  asset  value without a sales
charge  in  the  following circumstances: (a) sales  of  Class  A shares to Direc-
tors of the Fund, employees of Travelers and its subsidiaries and employees of
members of the National Association of Securities Dealers,  Inc.,
or to the
spouses  and  children of such persons (including  the  surviving spouse of a
deceased Director or employee, and retired Directors or employees), or sales to any trust, pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the pur-chase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such com-pany with the Fund by merger, acquisition of assets or otherwise;
(c) pur-
chases of Class A shares by any client of a newly employed Smith Barney Finan-cial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another fund of the Smith Barney
Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) investments of distributions from a UIT sponsored by Smith Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verifi-cation that the purchase would qualify for the elimination of the sales charge.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

   Upon  completion of certain automated systems, a reduced sales charge or pur-
chase at net asset value will also be available to employees (and partners) of
the   same   employer  purchasing  as  a  group,  provided   each
participant makes the
minimum  initial investment required. The sales charge applicable to purchases
by  each  member of such a group will be determined by the  table set forth above
under  "Initial  Sales Charge Alternative--Class A  Shares,"  and
will be based
upon  the aggregate sales of Class A shares of Smith Barney Funds offered with
a  charge to, and share holdings of, all members of the group. To be eligible
for such reduced sales charges or to purchase at net asset value, all pur-
chases must be pursuant to an employer- or partnership-sanctioned plan meeting
certain requirements. One such requirement is that the plan  must be open to
specified  partners  or  employees  of  the  employer   and   its
subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the
Code. Smith Barney may also offer a reduced sales charge or net asset value purchase by aggregating related fiduciary accounts under such conditions that
Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase
Class A shares at the reduced sales charge applicable to the group as a whole.
The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and
(c) satisfies
uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its pub-lications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

 LETTER OF INTENT

   Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount Invested" as referred to in the preceding sales charge table includes purchases of all
Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge listed under "Exchange Privilege" over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please con-tact a Smith Barney Financial Consultant or First Data to obtain a Letter of
Intent application.

  Class Y shares. A Letter of Intent may also be used as a way of investors to
meet  the minimum investment requirement for Class Y shares. Such investors must
make  an initial minimum purchase of $1,000,000 in Class Y shares of the Fund
and agree to purchase a total of $5,000,000 of Class Y shares  of the Fund
within  six  months  from  the date of the  Letter.  If  a  total investment of
$5,000,000  is not made with the six-month period,  all  Class  Y shares purchased
to date will be transferred to Class A shares, where they will be subject to
all  fees  (including  a  service  fee  of  0.25%)  and  expenses applicable to the
Fund's  Class  A shares, which may include a CDSC of  1%.  Please contact a Smith
Barney   Financial   Consultant  or  First   Data   for   further
information.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 DEFERRED SALES CHARGE ALTERNATIVES

   "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class
C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

   Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and
Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

   Class  C  shares and Class A shares that are CDSC  Shares  are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares--Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 4.50%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth                 0.00
      Seventh               0.00
      Eighth                0.00
---------------------------------

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


   Class  B  shares will convert automatically to Class A  shares eight years after
the  date  on  which they were purchased and thereafter  will  no longer be subject
to  any  distribution fees. There also will be converted at  that time such pro-
portion  of  Class B Dividend Shares owned by the shareholder  as the total number
of  his or her Class B shares converting at the time bears to the total number
of  outstanding  Class  B shares (other  than  Class  B  Dividend
Shares) owned by the
shareholder. Shareholders who held Class B shares of Smith Barney
Shearson
Short-Term World Income Fund (the "Short-Term World Income Fund")
on July 15,
1994  and  who  subsequently exchange those shares  for  Class  B shares of the Fund
will  be  offered the opportunity to exchange all  such  Class  B shares for Class A
shares  of  the  Fund four years after the date  on  which  those shares were deemed
to  have  been purchased. Holders of such Class B shares will  be notified of the
pending  exchange  in writing approximately 30  days  before  the fourth anniversary
of  the  purchase date and, unless the exchange has been rejected in writing, the
exchange will occur on or about the fourth anniversary date.  See
"Prospectus
Summary--Alternative   Purchase  Arrangements--Class   B   Shares
Conversion Feature."

   The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds.
For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.
The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 WAIVERS OF CDSC

   The  CDSC  will  be  waived on: (a) exchanges  (see  "Exchange
Privilege"); (b) au-
tomatic  cash withdrawals in amounts equal to or less than  1.00%
per month of
the  value of the shareholder's shares at the time the withdrawal plan commences
(see  "Automatic Cash Withdrawal Plan") (provided, however,  that automatic cash
withdrawals in amounts equal to or less than 2.00% per  month  of the value of
the  shareholder's shares will be permitted for withdrawal  plans that were
established prior to November 7, 1994); (c) redemptions of shares within 12
months following the death or disability of the shareholder;  (d)
redemption of
shares  made  in  connection  with qualified  distributions  from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney
Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

   CDSC waivers will be granted subject to confirmation (by Smith
Barney in the
case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

   Investors  may be eligible to participate in the Smith  Barney
401(k) Program,
which  is  generally  designed to assist  plan  sponsors  in  the creation and opera-
tion of retirement plans under Section 401(a) of the Code. To the extent appli-
cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

   The Fund offers to Participating Plans Class A, Class B, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors,
Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Par-ticipating Plan has made an initial investment in the Fund, all of its subse-quent invest-

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)

ments in the Fund must be in the same Class of shares, except as otherwise described below.

   Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999  of Class A shares of one or more funds of  the  Smith
Barney Mutual
Funds.  Class  A shares acquired through the Smith Barney  401(k)
Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

   Class B Shares. Class B shares of the Fund are offered to  any
Participating
Plan  that purchases less than $250,000 of one or more  funds  of the Smith Bar-
ney  Mutual  Funds.  Class B shares acquired  through  the  Smith
Barney 401(k) Pro-
gram  are  subject to a CDSC of 3.00% of redemption proceeds,  if the Participat-
ing Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

   Eight years after the date the participating Plan enrolled  in the Smith Bar-
ney  401(k)  Program,  it  will be  offered  the  opportunity  to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of
the  pending exchange in writing approximately 60 days before the eighth anni-
versary of the enrollment date and, unless the exchange has  been rejected in
writing,  the  exchange  will  occur  on  or  about  the   eighth
anniversary date.

   Once the exchange has occurred, a Participating Plan will  not be eligible to
acquire  additional Class B shares of the Fund  but  instead  may acquire Class A
shares  of  the  Fund. If the Participating Plan  elects  not  to exchange all of
its  Class B shares at the time, each Class B share held  by  the
Participating
Plan will have the same conversion feature as Class B shares held by other
investors.   See  "Purchase  of  Shares--Deferred  Sales   Charge
Alternatives."

   Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the
Smith  Barney Mutual Funds. Class C shares acquired  through  the
Smith Barney
401(k) Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Pro-gram. In any year after the date a Participating Plan enrolled in the Smith
Barney 401(k) Program, if its total Class C holdings equal at least $500,000 as of

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)

the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such
Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following
March. Once the exchange has occurred, a Participating Plan will not be eligi-ble to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the distribution fee.

   Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that pur-chases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

   No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

   The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code;

SMITH BARNEY
Managed Governments Fund Inc.

PURCHASE OF SHARES (CONTINUED)

or (f) redemptions of shares in connection with a loan made by the Participat-ing Plan to an employee.

   Participating Plans wishing to acquire shares of the Fund through the Smith
Barney  401(k) Program must purchase shares directly  from  First
Data. For fur-
ther information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


   Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements, and all shares are subject to the other requirements of the fund into which exchanges are made, and a sales charge differential may apply.

 FUND NAME

  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Special Equities Fund
    Smith Barney Telecommunications Growth Fund

  Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Income and Growth Portfolio
    Smith Barney Funds, Inc.--Utilities Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Fund
    **Smith Barney Adjustable Rate Government Income Fund

SMITH BARNEY
Managed Governments Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

    Smith Barney Diversified Strategic Income Fund
    *Smith Barney Funds, Inc.--Income Return Account Portfolio
      Smith   Barney  Funds,  Inc.--Monthly  Payment   Government
Portfolio
      +++Smith  Barney  Funds,  Inc.--Short-Term  U.S.   Treasury
Securities Port-
    folio
      Smith   Barney  Funds,  Inc.--U.S.  Government   Securities
Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund

  Tax-Exempt Funds
    *Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    Smith Barney Florida Municipals Fund
     *Smith  Barney  Intermediate Maturity California  Municipals
Fund
    *Smith Barney Intermediate Maturity New York Municipals Fund
    *Smith Barney Limited Maturity Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Funds
    Smith Barney Muni Funds--California Portfolio
    *Smith Barney Muni Funds--Florida Limited Term Portfolio
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New Jersey Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney New York Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
      Smith  Barney  World  Funds,  Inc.--International  Balanced
Portfolio
      Smith   Barney  World  Funds,  Inc.--International   Equity
Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

SMITH BARNEY
Managed Governments Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

    Smith Barney Precious Metals and Minerals Fund Inc.

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio ***Smith Barney Money Funds, Inc.--Retirement Portfolio ***Smith Barney Municipal Money Market Fund, Inc.
    ***Smith Barney Muni Funds--California Money Market Portfolio ***Smith Barney Muni Funds--New York Money Market Portfolio
-----------------------------------------------------------------
--------------
   * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
  ** Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund in a Smith
     Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

   Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without
a  sales  charge or with a maximum sales charge of less than  the maximum charged
by  other  Smith  Barney  Mutual Funds will  be  subject  to  the appropriate "sales
charge differential" upon the exchange of such shares for Class A shares of a
fund   sold  with  a  higher  sales  charge.  The  "sales  charge differential" is lim-
ited to a percentage rate no greater than the excess of the sales charge rate
applicable  to  purchases  of shares of  the  mutual  fund  being acquired in the
exchange  over  the  sales charge rate(s) actually  paid  on  the mutual fund shares
relinquished  in  the  exchange and on any predecessor  of  those shares. For pur-
poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

   Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income
Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of

SMITH BARNEY
Managed Governments Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

   Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

    Additional  Information  Regarding  the  Exchange  Privilege.
Although the
exchange  privilege  is an important benefit, excessive  exchange transactions
can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determina-tion, the Fund will provide notice in writing or by telephone to the share-holder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which posi-tion the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

   Exchanges  will  be  processed at the  net  asset  value  next determined, plus any
applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registra-tion of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

SMITH BARNEY
Managed Governments Fund Inc.

REDEMPTION OF SHARES

   The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

   If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended ("1940 Act"), in extraor-dinary circumstances. Generally, if the redemption proceeds are remitted to a
Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will bene-fit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

   Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Managed Governments Fund Inc.
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

   A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signa-

SMITH BARNEY
Managed Governments Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

ture appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Fed-eral Reserve System or member firm of a national securities exchange. First
Data may require additional supporting documents for redemptions made by cor-porations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares subject to the
CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE


   The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

SMITH BARNEY
Managed Governments Fund Inc.

PERFORMANCE


 YIELD

  From time to time, the Fund may advertise the 30-day "yield" of each Class of
shares.  The  Fund's yield refers to the income generated  by  an investment in
those shares over the 30-day period identified in the advertisement and is com-puted by dividing the net investment income per share earned by the Class dur-ing the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually.
The annualized income is then shown as a percentage of the net asset value.

 TOTAL RETURN

   From  time  to  time the Fund may include  its  total  return, average annual total
return and current dividend return in advertisements and/or other types of
sales literature. These figures are computed separately for Class
A, Class B,
Class  C and Class Y shares of the Fund. These figures are  based on historical
earnings  and  are  not intended to indicate future  performance.
Total return is
computed for a specified period of time assuming deduction of the maximum sales
charge, if any, from the initial amount invested and reinvestment of all income
dividends  and  capital gain distributions  on  the  reinvestment dates at prices
calculated as stated in this Prospectus, then dividing the  value of the invest-
ment at the end of the period so calculated by the initial amount invested and
subtracting  100%. The standard average annual total  return,  as prescribed by
the  SEC,  is derived from this total return, which provides  the ending redeem-
able  value. Such standard total return information may  also  be accompanied with
nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value of the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund's current dividend return may vary from time to time depending on market condi-tions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from

SMITH BARNEY
Managed Governments Fund Inc.

PERFORMANCE (CONTINUED)

Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, or other industry publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

   Overall responsibility for management and supervision  of  the
Fund rests with
the   Fund's  Board  of  Directors.  The  Directors  approve  all significant agree-
ments between the Fund and the companies that furnish services to the Fund,
including  agreements  with  the Fund's  distributor,  investment adviser, adminis-
trator,  custodian and transfer agent. The day-to-day  operations of the Fund
are delegated to the Fund's investment adviser and administrator.
The State-
ment of Additional Information contains general background information regard-ing each Director and executive officer of the Fund.

 INVESTMENT ADVISER AND ADMINISTRATOR--SBMFM

   SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to an investment advisory agreement most recently approved by the Fund's Board of Directors on July 19, 1995.
SBMFM is a wholly owned subsidiary of Holdings. SBMFM (through its predecessor entities), has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $68 billion.

  Subject to the supervision and direction of the Fund's Board of
Directors,
SBMFM  manages the Fund's portfolio in accordance with the Fund's stated
investment objective and policies, makes investment decisions for the Fund,
places  orders  to  purchase  and  sell  securities  and  employs professional portfo-
lio   managers  and  securities  analysts  who  provide  research services to the
Fund. Under the investment advisory agreement, the Fund pays SBMFM a monthly fee at the annual rate of 0.45% of the value of the Fund's average daily net assets up to $1 billion and 0.415% of the value of its average daily net assets in excess of $1 billion. For the fiscal year ended July 31, 1995, the
Fund paid investment advisory fees to SBMFM in an amount equal to 0.45% of the value of its average daily net assets.

SMITH BARNEY
Managed Governments Fund Inc.

MANAGEMENT OF THE FUND (CONTINUED)


 PORTFOLIO MANAGEMENT

   James  Conroy,  Vice President of SBMFM, has  served  as  Vice
President and
Investment Officer of the Fund since February 1990 and is responsible for man-aging the day-to-day operations of the Fund, including the making of invest-ment decisions.

   Management discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995, is included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

   SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the
Fund's average daily net assets up to $1 billion and 0.185% of the value of the average daily net assets in excess of $1 billion.

DISTRIBUTOR


   Smith Barney is located at 388 Greenwich Street, New York, New
York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective
Class. Smith Barney is also paid an annual distribution fee with respect to
Class B and Class C shares at an annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares, which automatically convert to Class A shares eight years after the date of original purchase, will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing share-holder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and

SMITH BARNEY
Managed Governments Fund Inc.

DISTRIBUTOR (CONTINUED)

other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and other overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

   The payments to Smith Barney Financial Consultants for selling shares of a
Class  include a commission or fee paid by the investor or  Smith
Barney at the
time  of  sale and, with respect to Class A, Class B and Class  C shares, a con-
tinuing fee for servicing shareholder accounts for as long  as  a shareholder
remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

   Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the pay-ments may exceed distribution expenses actually incurred. The Fund's Board of
Directors evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


   The  Fund  was  incorporated under the laws of  the  State  of
Maryland on
June  15,  1984 and is registered with the SEC as a  diversified, open-end man-
agement investment company. Each Class of shares of the Fund  has a par value
of  $.001  per  share. Each Class of shares has the same  rights, privileges and
preferences, except with respect to: (a) the designation of  each
Class; (b)
the  effect  of the respective sales charges for each Class;  (c)
the distribu-
tion  and/or  service fees borne by each Class; (d) the  expenses allocable
exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privileges of each Class; and
(g) the conver-
sion feature of the Class B shares. The Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

   The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been

[LOGO]


SMITH BARNEY

------------

                                                      A Member of
Travelers Group





                                        SMITH    BARNEY   MANAGED
GOVERNMENTS FUND INC.

                                   388 Greenwich Street New York,
New York 10013


FD XXXX XX




Smith Barney
Managed Governments Fund Inc.
388 Greenwich Street
New York, New York 10013
(212) 723-9218

Statement of Additional Information             November 29,
1995

This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Managed Governments Fund Inc. (the "Fund"), dated
   November 29, 1995,     as amended or supplemented from time to
time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS
For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:

Management of the
Fund.............................................................
 ...................       1
Investment Objective and Management
Policies..............................................       5
Purchase of
Shares...........................................................
 ..............................          16
Redemption of
Shares...........................................................
 ..........................         17
Distributor......................................................
 ................................................  17
Valuation of
Shares...........................................................
 .............................      19
Exchange
Privilege........................................................
 .................................       19
Performance Data (See in the Prospectus
"Performance'')................................        20
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes'')................      23
Additional
Information......................................................
 ..............................     25
Financial
Statements.......................................................
 ................................        26

MANAGEMENT OF THE FUND
The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name Service
Smith Barney Inc.
  ("Smith
Barney'')........................................................
 .    Distributor
Smith Barney Mutual Funds Management Inc.
("SBMFM'').......................................................
 ......... Investment Adviser and Administrator
PNC Bank, National Association ("PNC").....................
Custodian
First Data Investor Services Group, Inc. ("First Data'')...
Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

 Directors and Executive Officers of the Fund

The names of the Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person'' of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act''), is indicated by an asterisk.

Burt N. Dorsett, Director    (Age 64).     Managing Partner of
Dorsett McCabe Management, Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe, Director    (Age 69).     Chairman of the Board
and President of The Dress Barn, Inc. His address is 30 Dunnigan
Drive, Suffern, New York 10901.

*Heath B. McLendon, Chairman of the Board and Investment Officer
   (Age 62). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SBMFM; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers''), Vice Chairman of Asset Management Division of Shearson Lehman Brothers; a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Director    (Age 61). President,
Cornelius C. Rose Associates, Inc., financial consultants, and
Chairman and Director of Performance Learning Systems, an educational consultant. His address is P.O. Box 355, Fair Oaks,
Enfield, New Hampshire 03748.

Jessica M. Bibliowicz, President (Age 35). Executive Vice President of Smith Barney; prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds; prior to 1990, First Vice President, Asset Management Division of Shearson Lehman Brothers. Ms. Bibliowicz also serves as President of 25 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

James E. Conroy, First Vice President and Investment Officer
   (Age 45). Investment Officer of SBMFM; prior to July 1993, Managing Director of Shearson Lehman Advisors. Mr. Conroy also serves as Investment Officer of four other mutual funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 38). Managing Director of Smith Barney; Director and Senior Vice President of SBMFM. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other mutual funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 44). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM. Ms. Sydor also serves as Secretary of 41 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

As of July 31, 1995, the Directors and officers of the Fund, as a group, beneficially owned less than 1.00% of the outstanding common stock of the Fund. As of July 31, 1995, to the knowledge of the Fund and its Board of Directors, no single shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1933) beneficially owned more than 5% of the outstanding shares of the Fund.

No Director, officer or employee of Smith Barney or of any parent or subsidiary receives any compensation from the Fund for serving as a Director or officer of the Fund. The Fund pays each director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per meeting attended and each Director emeritus who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $2,000 per annum plus $250 per meeting attended. The Fund reimburses all Directors for travel and out-of-pocket expenses. For the fiscal year ended July 31, 1995, such fees and expenses totalled $31,400.

For the fiscal year ended July 31, 1995, the Directors of the Fund were paid the following compensation:

                                             Aggregate
Compensation
                              Aggregate Compensation   from the
Smith Barney
               Director (*)               from the Fund**
Mutual Funds
     Burt N. Dorsett (12).............................
$10,800        $42,650
     Elliot S. Jaffe (12)................................
10,300            42,150
     Heath B. McLendon (29).....................               0
0
     Cornelius C. Rose (12)........................
10,300            42,150
_____________________

* Number of directorships/trusteeships held with other mutual funds in the Smith Barney Mutual Funds.
** The aggregate remuneration paid to Directors by the Fund for the fiscal year ended July 31, 1995 amounted to $31,400 (including reimbursement for travel and out-of-pocket expenses).

Investment Adviser and Administrator - SBMFM

SBMFM serves as investment adviser to the Fund pursuant to an investment advisory agreement most recently approved by the Board of Directors, including a majority of Directors who are not "interested persons" of the Fund or SBMFM, on July 19, 1995. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings''), which, in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers''). The Advisory Agreement is dated July 30, 1993 and was first approved by the Board of Directors, including a majority of the Directors who are not "interested persons'' of the Fund or SBMFM, on April 7, 1993.
The services provided by SBMFM under the Advisory Agreement are described in the Prospectus under "Management of the Fund.'' SBMFM pays the salary of any officer or employee who is employed by both it and the Fund.

As compensation for investment advisory services, the Fund pays SBMFM a fee computed daily and paid monthly at the following annual rates of the Fund's average daily net assets: 0.45% up to $1 billion; and 0.415% in excess of $1 billion. For the fiscal years ended July 31, 1993, 1994, and 1995, the Fund paid SBMFM, and/or Mutual Management Corp. (an affiliate of SBMFM) and/or Shearson Lehman Advisors, the Fund's investment advisers prior to SBMFM, $3,645,285, $3,840,009 and $3,107,867, respectively in investment advisory fees.

SBMFM also serves as administrator to the Fund pursuant to a written agreement dated April 20, 1994 (the "Administration Agreement''), which was most recently approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons'' of the Fund or SBMFM, on July 19, 1995.
The services provided by SBMFM under the Administration Agreement are described in the Prospectus under "Management of the Fund.'' SBMFM pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses incurred in connection with the performance of its services. As compensation for administration services, the Fund pays SBMFM a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the average daily net assets of the Fund up to $1 billion and 0.185% of the value of the average daily net assets in excess of $1 billion.

Prior to June 12, 1995, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, served as the Fund's sub-administrator. For the 1993, 1994, and 1995 fiscal years, the Fund paid Boston Advisors, $1,620,110, $1,706,671 and $1,380,613, respectively, in sub-administration fees.

The Fund bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investors services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and corporate meetings.

SBMFM has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees paid pursuant to the Advisory and Administration Agreements, but excluding interest, taxes, brokerage fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by state law, reduce its management fees by such excess expenses. Such fee reductions, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation currently applicable to the Fund would require SBMFM to reduce its fees in any year that such expenses exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets. No such fee reduction was required for the fiscal years ended July 31, 1993, 1994 and 1995.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Fund.
The Directors who are not "interested persons'' of the Fund have selected Stroock & Stroock & Lavan as their legal counsel.

   KPMG Peat Marwick LLP, independent auditors, 345 Park Avenue,
New York, New York 10154, serve as auditors of the Fund and render an opinion on the Fund's financial statements annually.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, strategies and policies.

Mortgaged-Backed Securities

Government National Mortgage ("GNMA") certificates are liquid securities and represent ownership interests in a pool of mortages issued by a mortgage banker or other mortagee. Distributions on GNMA certificates include principal and interest components. GNMA, a corporate instrumentality of the U.S. Department of Housing and Urban Development, guarantees timely payment of principal and interest on GNMA certificates;
this guarantee is deemed a general obligation of the United
States, backed by its full faith and credit.

Each of the mortgages in a pool supporting a GNMA certificate is insured by the Federal Housing Administration or the Farmers Home Administration, or is insured or guaranteed by the Veterans Administration. The mortgages have maximum maturities of 40 years. Government statistics indicate, however, that the average life of the underlying mortgages is shorter, due to scheduled amortization and unscheduled prepayments (attributable to voluntary prepayments or foreclosures). These statistics indicate that the average life of the mortgages backing most GNMA certificates, which are single-family mortgages with 25-to 30-year maturities, ranges from two to ten years depending on the mortgages' coupon rate, and yields on pools of single-family mortgages are often quoted on the assumption that the prepayment rate for any given pool will remain constant over the life of the pool. (The actual maturity of specific GNMA certificates will vary based on the payment experience of the underlying mortgage pool.) Based on this constant prepayment assumption, GNMA certificates have had historical yields at least 3/4 of 1% greater that the highest grade corporate bonds. Actual yield comparisons will vary with the prepayment experience of specific GNMA certificates.

The Fund also may invest in pass-through securities backed by adjustable-rate mortgages, which have been introduced by GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities bear interest at a rate which is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed-rate mortgages.

The average maturity of FHLMC and FNMA mortgage-backed pools, like GNMA mortgage-backed pools, varies with the maturities of the underlying mortgage instruments, and a pool's stated average life also may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. As noted above, it is a common practice to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30 year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions. The actual maturity of and realized yield on specific FHLMC and FNMA certificates will vary based on the prepayment experience of the underlying pool of mortgages.

U.S. Government Securities

Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

In addition to direct obligations of the United States Treasury, debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities") include securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentally that it sponsors, the Fund will invest in obligations of an instrumentally to which the United States government is not obligated by law to provide support only if SBMFM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

The Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security-holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either the aforementioned forms or a combination of those forms.

Investment in Exchange Rate-Related Securities entails special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by domestic or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rated-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related security prior to maturity without incurring a significant price loss.

Writing Put and Call Options

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premium that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to, or above, the current market values of the underlying securities at the times the options are written. In the case of call options these
exercise prices are referred to as    "in-the-money," "at-the-
money," and "out-of-the-money," respectively.

The Fund may write (a) in-the-money call options when SBMFM expects that the price of the underlying security will remain flat or decline moderately during the options period, (b) at-the-money call options when SBMFM expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-money call options when SBMFM expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declined and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-money, at-the-money and in-the-money put options (the reverse of call options as to the relations of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option positions may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Purchasing Put and Call Options

Buying a put option on a U.S. government security will give the Fund the right to sell the security at a particular price and may act to limit, until that right expires, the Fund's risk of loss through a decline in the market value of the security. Any appreciation in the value of the underlying security will be offset in part by the amount of the premium that the Fund pays for the put option and any related transaction costs. By purchasing a put option on a security that it does not own, the Fund would seek to benefit from a decline in the market price of its investment portfolio generally. If the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund would lose its entire investment in the put option. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold at a profit before expiration in a closing sale transaction. The Fund would not purchase a put option if, as a result of the purchase, more than 10% of the Fund's assets would be invested in put options.

As the holder of a call option on a U.S. government security, the Fund would have the right to purchase the underlying security at the exercise price at any time during the option period. the Fund would purchase a call option to acquire the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to fix its costs of acquiring the underlying security at the exercise price of the call option plus the premium paid. Pending exercise of the call option, the Fund could invest the exercise price of the call option, which would otherwise have been used for the immediate purchase of the security, in short-term investments providing additional current return. At times, the net costs of acquiring securities in this manner may be less than the cost of acquiring the securities directly. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and could allow the call options to expire, incurring a loss only to the extent of the premium paid for the option. The Fund also could purchase call options on U.S. government securities to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. The Fund would not purchase a call option if, as a result of the purchase, more than 10% of the Fund's assets would be invested in call options.

The Fund may enter into closing transactions with respect to put and call options that it purchases, exercise the options, or permit the options to expire. Profit or loss from a closing transaction will depend on whether the amount that the Fund received on the transaction is more or less than the premium paid for the options plus any related transaction costs.

Although the Fund generally will purchase or write only those options for which SBMFM believes that there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular options or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur.

In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of SBMFM and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violations of these limits, and it may impose certain other sanctions. At the date of this Statement of Additional Information, the positions and exercise limited for common stocks on United States exchanges were 3,000, 5,500 or 8,000 options per stock (i.e., options representing 300,000, 550,000 or 800,000 shares), depending on various factors relating to the underlying security and the Fund's combined stock and options position.

Additional risks exist with respect to certain of the U.S. government securities for which the Fund may write covered call options. If the Fund writes covered call options on mortgage-backed securities, the securities that it hold as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

The trading market in options on U.S. governments securities has varying degrees of depth for various securities. SBMFM will attempt to take appropriate measures to minimize risks relating to the Fund's writing and purchasing of put and call options, but there can be no assurance that the Fund will succeed in its options program.




When-Issued Securities and Delayed Delivery Transactions

In order to secure what SBMFM considers to be an advantageous price or yield, the Fund may purchase U.S. government securities for delayed delivery. The Fund will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or deliveries made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the Fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

The Fund will at times maintain in a segregated account at
   PNC     cash or liquid securities equal to the amount of the
Fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the account may have a leveraging effect on the Fund's assets. That is, to the extent that the Fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the Fund's payment obligations).

Lending of Portfolio Securities

As stated in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 33 1/3% of the Fund's total assets, taken at value. The Fund may not lend its portfolio securities to Smith Barney or its affiliates without specific authorization from the SEC.
Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government or its agencies which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney and which is acting as a "finder."

In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities, as well as either investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

Transactions in Interest Rate Futures Contracts and Related
Options

The Fund may enter into interest rate futures contracts and options on interest rate futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions and not for purposes of speculation. The Fund will not be permitted to enter into futures and options contracts (other than those considered bona fide hedging by the Commodity Futures Trading Commission) for which aggregate initial margin deposits and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on contracts into which it has entered.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of specified interest rate sensitive financial instruments (debt securities) at a specified price, date, time and place.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling the securiites.
For example, if the Fund owns long-term U.S. government securitties and interest rates are expected to increase, the Fund may enter into a futures contract to sell U.S. Treasury Bonds. Such a transaction would have much the same effect as the Fund's selling some of the long-term bonds in its portfolio. If interest rates increase as anticipated, the value of certain long-term U.S. government securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase
in the value of the futures contracts can only mitigate    - but
not totally offset -     the decline in the value of the
portfolio. If, on the other hand, the Fund held cash reserves and interest rates are expected to decline, the Fund may enter into futures contracts for the purchase of U.S. government securities in anticipation of later purchases of securities. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities.
But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon entering into a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in futures or options on futures, it must deposit and maintain in a segregated account with its custodian an amount of cash or cash equivalents equal to the total market value of such futures contract, less the amount of initial margin for the contract and any profits on the contract that may be held by the broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of SBMFM to predict correctly movements in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of the Fund. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities which are the subject of the hedge. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

If the Fund had hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged becasue it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.

Purchasing Options. Options on interest rate futures contracts are similar to options on securities, except that an option on an interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (rather than to purchase securities) at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to take a long position, and obliges its writer to take a short position in a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to enter into a short position, and the writer has the obligation to enter into a long position in such contract at the exercise price during the option period. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs), and there are no daily cash payments to reflect changes in the value of the underlying contract. However, the value of the option does change daily and that change is reflected in the net asset value of the Fund.

The purchase of put options on interest rate futures contracts is analogous to the purchase of protective puts on debt securities so as to hedge a porfolio of debt securities against the risk of rising intest rates. The Fund may purchse put options on interest rate futures contracts if SBMFM anticipates a rise in interest rates. Because of the inverse relationship between trends in interest rates and the values of debt securities, a rise in interest rates would result in a decline in the value of the Fund's portfolio securities. Because the value of an interest rate futures contract moves inversely in relation to changes in interest rates, as is the case with debt securities, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on interest rate futures contracts at a time when SBMFM expects interest rates to rise, the Fund would seek to realize a profit to offset the loss in value of its portfolio securities, without the need to sell such securities.

The Fund may purchase call options on interest rate futures contracts if SBMFM anticipates a decline in interest rates. Historically, unscheduled prepayments on mortgage-backed securities (such as GNMA certificates) have increased in periods of declining interest rates, as mortgagors have sought to refinance at lower interest rates. As a result, if the Fund purchases such securities at a premium prior to a period of declining interest rates, the subsequent prepayments at par will reduce the yield on such securities by magnifying the effect of the premium in relationship to the principal amount of securities, and may, under extreme circumstances, result in a loss to the Fund. This effect may not be offset by any appreciation in value in a debt security normally attributable to the interest rate decline. To protect itself against the possible erosion of principal on securities purchased at premium, the Fund may purchase call options on interest rate futures. The option would increase in value as interest rates decline, thereby tending to offset any reductions of the yield on portfolio securities purchased at a premium resulting from the effect of prepayments on the amortization of such premiums.

Writing Options. The Fund may write put and call options on interest rate futures contracts other than as part of closing sale transactions, in order to increase its ability to hedge against changes in interest rates. A call option gives the purchaser of such option the right to take a long position, and obliges the Fund as its writer to take a short position in a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to take a short position, and obliges the Fund as the writer to take a long position in such contract at the exercise price during the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities. If a put option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise of the option maybe greater than the price at which the debt securities might be purchased in the cash market, and, therefore, a loss may be realized when the difference between the exercise price and the market value of the debt securities is greater than the premium received for writing the option.

As is currently the case with respect to its purchases of futures, the Fund will write put and call options on interest rate futures contracts only as a hedge against changes in the value of its securities that may result from market conditions, and not for purposes of speculation.

When the Fund writes a call or a put option, it will be required to deposit initial margin and variation margin pursuant to brokers' requirements similar to those applicable to interest rate futures contracts described above. In addition, net option premiums received for writing options will be included as initial margin deposits. At any time prior to the expiration of the option, the Fund may elect to close the position.
In addition to the risks that applt to all options transactions, there are several special risks relating to options on interest rate futures contracts. These risks include the lack of assuarance of perfect correlation between price movements in the option on interest rate futures, on the one hand, and price movements in the portfolio securities that are the subject of the hedge, on the other hand. In addition, the Fund's writing of put and call options on interest rate futures will be based upon predictions as to anticipated interest rate trends, which predictions could prove to be inaccurate. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid market, and there can be no assurance that such a market will be maintined or that closing transactions will be effected. Moreover, the option may not be subject to daily price fluctuation limits while the underlying futures contract is subject to such limits, and as a result normal pricing relationships between options and the underlying futures contract may not exist when the future is trading at its price limit. In addition, there are risks specific to writing
(as compared to purchasing) such options. While the Fund's risk of loss with respect to purchased put and call options on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs), the writer of an option who does not have a covering position in the underlying futures contract is subject to risk of loss on the futures contract less the premium received. When the Fund writes such an option, it is obligated to a broker for the payment of initial and variation margin.

Under policies adopted by the Board of Directors, the Fund's investment in premiums paid for call and put options at any one time may not exceed 5% of the value of the Fund's total assets.

Investment Restrictions

Restrictions numbered 1 through 8 below have been adopted by the Fund as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more thant 50% of the Fund's outstanding shares.
The remaining restrictions may be changed by a vote of the Fund's Board of Directors at any time.

The Fund will not:

1. With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the United States government, or purchase more than 10% of the outstanding voting securities of such issuer.

2. Issue senior securities as defined in the 1940 Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments; and (c) issuing separate classes of shares.

3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4. Borrow money, except that: (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and (b) the Fund may enter into reverse repurchase agreements and forward roll transactions. Whenever borrowings other than reverse repurchase agreements and forward roll transactions exceed 5% of the value of the Fund's total assets, the Fund will not make additional investments.

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; or (c) trading in futures contracts and options on futures contracts.

8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

9. Purchase or sell oil, gas or other mineral exploration or development programs.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets.

11. Purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities which are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities.

12. Purchase any security if as a result the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies that have been in continuous operations for fewer than three years, except that this restriction will not apply to U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners and guarantors of underlying assets.)

13. Make investments for the purpose of exercising control or management.

14. Purchase or retain securities of any company if, to the knowledge of the Fund, any of the Fund's officers and Directors or any officer or director of SBMFM individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

15. Engage in the purchase or sale of put, call, straddle or spread options or in the writing of such options, except that (a) the Fund may purchase and sell options on U.S. government securities, write covered put and call options on U.S. government securities and enter into closing transactions with respect to such options and (b) the Fund may sell interest rate futures contracts and write put and call options on interest rate futures contracts.

Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require Board approval and appropriate disclosure to investors. In order to permit sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Turnover

While the Fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the amount of time that they have been held by the Fund when warranted by the circumstances. Certain pratices which may be employed by the Fund would result in a turnover rate in excess of 100%. A portfolio turnover rate 100% would occur, for example, if all of the Fund's securities were replaced once during a period of one
year.     For the 1995, 1994 and 1993 fiscal years, the Fund's
rates of portfolio turnover (the lesser of purchases or sales of portfolio securities, excluding shor-term securities, for the year divided by the monthly average value of portfolio securities) were 292% , 236% and 436%, respectively.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by SBMFM, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision SBMFM.

The Fund normally purchases newly issued U.S. government securities directly from the U.S. Treasury or from the agency or instrumentality that is the issuer. Certain U.S. government securities are purchased from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; such dealers may be acting as either agents or principals. No brokerage commissions typically are paid by the Fund on purchases and sales of portfolio securities. The purchase price paid by the Fund to underwriters of newly issued securities and dealers in the after-market normally are executed
at a price between the bid and asked prices.     The Fund paid
$176,375, $0 and $0, respectively, in brokerage commissions during the fiscal years ended July 31, 1993, 1994 and 1995.

SBMFM selects dealers for portfolio transactions in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are the availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers which provide supplemental investment research and statistical or other services to SBMFM may receive orders for portfolio transactions by the Fund. Information so received enables SBMFM to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful to SBMFM in serving both the Fund and other clients, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to SBMFM in carrying out its obligations to the Fund.

While investment decisions for the Fund are made independently from those of the other accounts managed by SBMFM, investments of the type that the Fund may make also may be made by such other accounts. When the Fund and one or more other accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser,'' which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code''), and qualified employee benefit plans of employers who are "affiliated persons'' of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other Smith Barney Mutual Funds offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the
time of purchase.     A contingent deferred sales charge
("CDSC''), however, is imposed on certain redemptions of Class B and Class C shares, and Class A shares when purchased in amounts
equalling or exceeding $500,000.      The method of computation
of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.




REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE'') is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distribution in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan'') is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly
or quarterly. Withdrawals of at least    $50     may be made
under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the withdrawal plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a
shareholder's shares at the time the Withdrawal Plan commences.)
To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
Shareholders who wish to participate in the Withdrawal Plan and who hold shares in certificate form must deposit their shares with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be
received by First Data     no later than the eighth day of the
month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement"), which was most recently approved by the Fund's Board of Directors on July 19, 1995. For the fiscal years ended July 31, 1993, 1994, and 1995, Smith Barney or its predecessor Shearson Lehman Brothers received $247,035, $362,103, and $1,626,500 respectively, in sales charges for the sale of the Fund's Class A shares and did not reallow any portion thereof to dealers. For the period from November 6, 1992 through July 31, 1993, and for the fiscal years ended July 31, 1994 and 1995, Smith Barney or Shearson Lehman Brothers received $192,923, $449,792, and $466,900, respectively, representing CDSC on redemption of the Fund's Class B shares.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than the Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney which serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from three-day settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the fiscal years ended July 31, 1993, 1994 and 1995, Smith Barney incurred distribution expenses totaling approximately $2,265,000, $3,351,000, and $2,997,330, respectively, consisting of approximately $19,000, $39,000 and $51,000 for advertising, $44,000, $24,000 and $56,000 for printing and mailing of Prospectuses, $1,928,000, $1,284,000 and $796,000 for support services, $1,245,000, $921,000, and $2,093,000 to Smith Barney
Financial Consultants, and $95,000, $17,000 and $1,330, respectively, in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B distribution fee is calculated at the annual rate of 0.50% of the value of the Fund's average daily net assets attributable to the shares of the Class. The Class C distribution fee is calculated at the annual rate of 0.45% of the value of the Fund's average daily net assets attributable to the shares of the Class.

The following service and distribution fees were incurred during the periods indicated:

          Service Fees
                                                 For Period
              Fiscal Year     Fiscal Year    From 11/6/92
                         Ended 7/31/95  Ended 7/31/94  Through
7/31/93
Class A         $1,291,642         $1,047,795     $854,985
Class B        434,551        1,085,386 834,882
Class C        329       157                  0

          Distribution Fees
                                                       For Period
Fiscal Year         Fiscal Year         From 11/6/92
Ended 7/31/95       Ended 7/31/94       Through 7/31/93
Class A..........................  $      0   $     0
$       0
Class B           869,103            2,170,771
1,669,763
Class C        445       314                0

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instruments. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

     A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for sales of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

     B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

     C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CSDC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

Dealers other than Smith Barney must notify First Data of the investor's prior ownership of Class A shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder would obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                    P(1 = T)n = ERV

Where     P    =    a hypothetical initial payment of $1,000.

     T    =    average annual total return.

     n    =    number of years.

         ERV   =    Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-,5-, 10-year period at the end of the 1-,5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's average annual total returns for Class A shares were as follows for the periods indicated:

     2.83% for the one-year period beginning August 1, 1994 through July 31, 1995;
     7.38% per annum during the five-year period beginning on August 1, 1990 through July 31, 1995;
     8.83% per annum during the period from commencement of operations (September 4, 1984) though July 31, 1995.

The average annual total return figures assume that the maximum 4.50% sales charge has been deducted from the investment at the time of purchase and have been restated to show the change in the maximum sales charge. If the maximum sales charge of 4.50% had not been deducted at the time of purchase, the average annual total return for the same periods would have been 7.67%, 8.38%, and 9.29%, respectively.

The Fund's average annual total returns for Class B shares were as follows for the periods indicated:

     2.54% for the one-year period beginning August 1, 1994 though July 31, 1995;
     4.95% per annum during the period from commencement of operations (November 6, 1992) though July 31, 1995.

The average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption and have been restated to show the change in the maximum CDSC. If the maximum applicable CDSC had not been deducted at the time of purchase, the average annual total return for the same periods would have been 7.04% and 5.95%, respectively.

The Fund's average total returns for Class C shares (formerly designated Class D shares) were as follows for the periods indicated:

     6.04 % for the one-year period beginning August 1,  1994
through July 31, 1995;
     3.70 % per annum during the period from commencement of operations (June 29, 1993) through July 31, 1995.

The average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption and have been restated to show the change in the maximum CDSC. If the maximum applicable CDSC had not been deducted at the time of purchase, the average annual total return for the same periods would have been 7.04% and 3.70%, respectively.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

                         ERV-P
                              P

Where:    P    =    a hypothetical initial payment of $10,000
       ERV     =    Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5- or 10-year period), or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's aggregate totals returns for Class A shares were as follows for the periods indicated:

     7.67% for the one-year period beginning August 1, 1994
through July 31, 1995
     49.51% during the five-year period beginning on August 1, 1990 through July 31, 1995;
     163.44% during the period from commencement of operations
(September 4, 1984) through July 31, 1995.

These aggregate total return figures do not assume that the maximum 4.50% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had been deducted at the time of purchase, the Class A shares' aggregate
total return for the same periods would have been    2.83%,
42.78%, and 151.79%, respectively.

The Fund's aggregate total returns for Class B shares were as follows for the periods indicated:

     7.04% for the one-year period beginning August 1, 1994 through July 31, 1995;
     17.11% during the period from commencement of operations
(November 6, 1992) through July 31, 1995.

These aggregate total return figures do not assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had been deducted at the time of redemption, the Class B shares' aggregate total return for the same periods would have been 2.54% and 14.11%, respectively.

The Fund's aggregate total returns for Class C shares (formerly designated Class D shares) were as follows for the periods indicated:

     7.04 % for the one-year period beginning August 1, 1994 through July 31, 1995;
     7.88 % during the period from commencement of operations
(June 29, 1993) through July 31, 1995.

These aggregate total return figures do not assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had been deducted at the time of redemption, the Class C shares' aggregate total return for the same periods would have been 6.04 % and 7.88%, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance

TAXES

Taxation of the Fund

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders.
This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund (a) qualifies as a regulated investment company and
(b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Interest received from U.S. government securities, and gains from the sale of U.S. government securities and from the Fund's options transactions, will qualify toward this 90% limitation. The Code also requires a regulated investment company to earn less than 30% of its gross income from the sale of securities or certain financial instruments held less than three months. This limitation may restrict the Fund's ability to dispose of its securities, to write or purchase options on securities that have been held for less than three months, to write or purchase options that expire within three months, or to enter into closing transactions with respect to its options positions.

Taxation of Fund Shareholders

The Fund will pay dividends consisting of substantially all of its net investment income monthly. Distributions of net realized short-term capital gains, if any, generally are declared and paid annually, although they may be declared or paid more frequently or less frequently at the discretion of the Fund's Board of Directors. The Fund will distribute net realized long-term capital gains, if any, at the end of the fiscal year in which they are earned. Dividends from net investment income and distributions of net realized short-term capital gains are taxable to a shareholder as ordinary income for Federal income tax purposes, regardless of whether the shareholder receives the dividends or distributions in additional shares or in cash. Distributions of net realized long-term capital gains are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the redemption or exchange of such share, up to the amount of the distribution, will be treated as long-term capital loss. Dividends and distributions paid by the Fund generally will not be eligible for the dividends received deduction for corporations.

If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) dividends and distributions and (b) proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

Taxation of the Fund's Investments

Gains or losses on the sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by the Fund for more than one year and will be short-term capital gains or losses if the securities have been held by the Fund for one year or less. If the Fund acquires a debt security at a substantial discount, a portion of any gain on its sale or redemption may be characterized as ordinary income, rather than capital gains, to the extent that it reflects accrued market discount.

When the Fund writes a covered call option on a debt security, it will receive a premium. If an option which the Fund has written expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security. Subject to the "straddle rules" discussed below, any such gain or loss is recognized as a short-term capital gain or loss for Federal income tax purposes. If a call option written by the Fund is exercised, the Fund will realize (subject to the straddle rules discussed below) a capital gain or loss from the sale of the underlying security, and will treat the premium originally received as additional proceeds from the sale. Such gain or loss will be long-term or short-term depending on the holding period of the underlying security. If a put option written by the Fund is exercised, the Fund will treat the premium received as an adjustment to its purchase price of the debt security and the Fund's holding period with respect to the debt security that it has acquired will begin on the date of purchase of the debt security, rather than on the date that the put was written.

For Federal income tax purposes, gains and losses on interest rate futures contracts, options on interest rate futures contracts, and certain other options that are traded on a qualified board of trade (collectively referred to herein as "section 1256 contracts") are taxed pursuant to a special "mark-to-market system." Pursuant to the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and accordingly, the mark-to-market system generally will affect the amount of capital gains or losses taxable to the fund and the amount of distributions to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and "offsetting positions" in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts
(a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of its losses for the fiscal years in which such losses actually occur.

Section 1092 of the Code provides rules, overriding the rules described above, in the case of straddles. Straddles are defined to include "offsetting positions" in actively traded personal property. It is not clear under current law under what circumstances one investment made by the Fund, such as in options or futures contracts, would be treated as "offsetting" another investment also held by the Fund, such as the underlying debt security (or vice versa) and, therefore, whether the Fund may be treated as having entered into a straddle. In general, investment positions may be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. If two or more positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Furthermore, with respect to such positions, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain (but not, as a general rule, for purposes of the less than 30% requirement described above), or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Moreover, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. Section 1092 also provides that "wash sale" rules are applicable to transactions in which a position is sold at a loss and a new offsetting position is acquired within or has been held for a prescribed period. To the extent that the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may, for certain purposes, be converted to short-term gains.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liabilities.


ADDITIONAL INFORMATION

The Fund was incorporated on June 15, 1984 under the name Shearson Government Mortgage Income Fund Inc. On January 20, 1988, November 4, 1992, July 30, 1993 and October 14, 1994, the
Fund changed its name to Shearson Lehman Managed Governments Inc., Shearson Lehman Brothers Managed Governments Fund, Smith Barney Shearson Managed Governments Fund Inc. and Smith Barney Managed Governments Fund Inc., respectively.

PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, and serves as the custodian of the Fund. Under its custody agreement with the Fund, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Fund during the month and is reimbursed for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended July 31, 1995 accompanies this Statement of Additional Information and is incorporated herein by reference in its entirety.




                              Smith Barney
                              Managed
                              Governments
                              Fund Inc.


Statement of

Additional Information















November 29, 1995











Smith Barney
Managed Governments Fund Inc.
388 Greenwich Street
New York, NY  10013
 ...................................Fund ........................
SMITH BARNEY
                                        A Member of Travelers
Group






           SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

                             PART C

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

         Included in Part A:

              Financial Highlights

         Included in Part B:

     The Registrant's Annual Report for the year ended July 31, 1995 and the report of Independent Accountants dated September 22, 1995, are incorporated by reference to the Definitive 30b-1 filed on October 26, 1995 as Accession # 0000091155-95-000395

         Included in Part C:

              Consent of Independent Accountants

(b) Exhibits

Exhibit No.   Description of Exhibits

              All references are to the Registrant's Registration
         Statement on Form N-1A (the "Registration Statement") as filed with the SEC on June 29, 1984 (File Nos. 2-
         91948 and 811-4061).

(1)(a)        Registrant's Articles of Incorporation  dated  June
         13,   1984   are  incorporated  by  reference   to   the
         Registration Statement.

(b) Form of Articles of Amendment to Articles of Incorporation dated August 20, 1984, May 20, 1988,
         November  4,  1992, November 19, 1992,  July  30,  1993,
         October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on November 3, 1994 ("Post-Effective Amendment No. 20").


(2) Registrant's By-Laws are incorporated by reference to the Registration Statement.

(3)      Not Applicable.

(4)(a) Registrant's form of stock certificate for Class A shares is incorporated by reference to Pre-Effective
         Amendment  No.  1 to the         Registration  Statement
         as filed with the SEC on August 8, 1985 ("Pre-Effective Amendment No. 1").

(b) Registrant's form of stock certificate for Class B shares is incorporated by reference to Post-Effective
         Amendment  No. 13 to the         Registration  Statement
         as filed with the SEC on October 23, 1992 ("Post-Effective Amendment No. 13").

(5) (a)Investment Advisory Agreement dated July 30, 1993 between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on September 30, 1993 ("Post-Effective Amendment No. 16").

(b) Form of Transfer of Investment Advisory Agreement dated as of November 7, 1994, among Registrant, Mutual
         Management Corp. and SBMFM is filed herein.


(6)           Distribution Agreement dated July 30, 1993  between
         the  Registrant  and  Smith  Barney  Shearson  Inc.   is
         incorporated  by  reference to Post-Effective  Amendment
         No. 16.

(7)          Not Applicable.


(8) Form of Custody Agreement between the Registrant and PNC Bank, National Association dated as of July 12,
         1995 is filed herein.


(9)(a)        Transfer  Agency  Agreement dated  August  2,  1993
         between  the  Registrant  and The  Shareholder  Services
         Group, Inc. is filed herein.

(b)            Administration  Agreement  dated  April  20,  1994
         between the Registrant and Smith, Barney Advisers,  Inc.
         ("SBA")  is  incorporated by reference to Post-Effective
         Amendment No. 20.

(10) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on January 28, 1993 ("Post-Effective
         Amendment No. 14").

(11)(a)      Consent of Independent Accountants is filed herein.

(b) Consent of Morningstar Mutual Fund Values is incorporated by reference to Post-Effective Amendment
         No. 13.

(12)          Not Applicable.

(13)          Not Applicable.

(14)          Not Applicable.


(15)          Amended and Restated Services and Distribution Plan
         pursuant to Rule 12b-1 between the Registrant and  Smith
         Barney   Inc.   ("Smith  Barney")  is  incorporated   by
         reference to Post-Effective Amendment No. 20.


(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
         Statement as filed with the SEC on November 29, 1988.

(17)           Rule 18f-3(d) Multiple Class Plan for Smith Barney
Mutual Funds is filed herein.

Item  25.  Persons  Controlled by or under  Common  Control  with
Registrant

         None


Item 26. Number of Holders of Securities

              (1)                      (2)
                                  Number of Record Holders
          Title  of Class                by Class as of  November
13, 1995

         Common stock, par             Class A 40,540,485.499
            value   $.001   per   share                Class    B
10,152,501.702
                                  Class C 53,262.408
                                  Class Y 0.000

Item 27. Indemnification

          Response to this item is incorporated by reference to Post-Effective Amendment No. 13.



Item  28(a).    Business  and  Other  Connections  of  Investment
Adviser


Investment Adviser and Administrator - - Smith Barney Mutual
Funds Management Inc., formerly
known as Smith, Barney Advisers, Inc. ("SBMFM")

SBMFM, was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 29. Principal Underwriter


Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Precious Metals and Minerals Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Trust, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Florida Municipals Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Municipal Money Market Fund., Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg), Smith Barney Institutional Cash Management Fund, Inc. and various series of unit investment trusts.

     Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).
Item 30. Location of Accounts and Records

    (1)  Smith Barney Managed Governments Fund Inc.
         388 Greenwich Street
         New York, New York, 10013

    (2)  Smith Barney Mutual Funds Management Inc.
         388 Greenwich Street
         New York, New York 10013




    (3)  PNC Bank, National Association
         17th and Chestnut Streets
         Philadelphia, Pennsylvania 19101


    (4)  First Data Investor Services Group, Inc    .
         One Boston Place
         Boston, Massachusetts 02109


Item 31. Management Services

         Not Applicable


Item 32. Undertakings

              The Registrant hereby undertakes to furnish to each person to whom a prospectus of the Registrant is delivered, a copy of the Registrant's latest annual report, upon request and without charge.

Rule 485(b) Certification


         The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MANAGED GOVERNMENTS FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the
    28th day of November, 1995.

                             SMITH BARNEY MANAGED GOVERNMENTS
                             FUND INC.


                             By: /s/ Heath B. McLendon
                                     Heath  B. McLendon, Chairman
of the
                                    Board.

     We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor and Caren A. Cunningham
    and each of them singly, our true and lawful attorney, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys, and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS  our hands on the date set forth below.

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney have been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                   Title
Date

/s/    Heath   B.   McLendon          Chairman   of   the   Board
        11/28/95
Heath B. McLendon            (Chief Executive Officer)

/s/ Lewis E. Daidone                   Treasurer (Chief Financial
11/28/95
Lewis E. Daidone             and Accounting Officer)

/s/  Burt  N. Dorsett               Director
11/28/95
Burt N. Dorsett

/s/  Elliot  S. Jaffe               Director
11/28/95
Elliot S. Jaffe

/s/  Cornelius C. Rose, Jr.         Director
11/28/95
Cornelius C. Rose, Jr.